Earnings Per Share (Basic and Diluted)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings Per Share (Basic and Diluted)
26. EARNINGS PER SHARE ("EPS")

For the year ended December 31,		2022		2021
	Earnings (1)	Shares (000’s)	EPS	Earnings	Shares (000’s)	EPS
Net (loss) earnings	$(341,748)			$97,428
Basic (loss) earnings per share	$(341,748)	210,521	$(1.62)	$97,428	210,298	$0.46
Effect of dilutive securities:
Stock options	—	—		—	137
Diluted (loss) earnings per share	$(341,748)	210,521	$(1.62)	$97,428	210,435	$0.46
(1)Net earnings attributable to equity holders of the Company.
The following securities were excluded in the computation of diluted earnings per share because they were anti-dilutive but they have the potential to dilute basic earnings per share in the future:

	2022	2021
Potential dilutive securities:
Share options	376,967	65,044
Potential shares from CVR conversion (1)	15,600,034	15,600,034
	15,977,001	15,665,078
(1) There were 313,883,990 CVRs outstanding at December 31, 2022 (2021 - 313,883,990)